Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]		Subscription Receivable [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (loss) [Member]
Balance, shares at Dec. 31, 2018		3,236,400
Balance, amount at Dec. 31, 2018	$ 1,121,643	$ 0	$ 2,792,395		$ 0	$ (1,486,338)	$ (184,414)
Net loss	(28,859)	0	0		0	(28,859)	0
Foreign currency translation adjustment	(19,805)	$ 0	0		0	0	(19,805)
Common stock issued for cash, shares		50,000
Common stock issued for cash, amount	224,997		$ 224,997	[1]	0	0	0
Common stock issued for service, shares		4,000
Common stock issued for service, amount	20,000		$ 20,000		0	0	0
Beneficial conversion feature on convertible note issuance	37,500	$ 0	$ 37,500		$ 0	$ 0	$ 0
Warrants converted to common stock, shares		83,360
Balance, shares at Dec. 31, 2019		3,373,760
Balance, amount at Dec. 31, 2019	1,355,476		$ 3,074,892		$ 0	$ (1,515,197)	$ (204,219)
Balance, shares at Dec. 31, 2018		3,236,400
Balance, amount at Dec. 31, 2018	1,121,643	$ 0	2,792,395		0	(1,486,338)	(184,414)
Net loss	(173,308)	0	0		0	(173,308)	0
Foreign currency translation adjustment	96,591	$ 0	0		0	0	96,591
Common stock issued for service, shares		5,000
Common stock issued for service, amount	25,000		25,000	[2]	0	0	0
Beneficial conversion feature on convertible note issuance	55,500	$ 0	55,500		0	0	0
Deferred offering cost	(133,480)		(133,480)		0	0	0
Balance, shares at Dec. 31, 2020		3,378,760
Balance, amount at Dec. 31, 2020	1,225,779		3,021,912		0	(1,688,505)	(107,628)
Balance, shares at Dec. 31, 2019		3,373,760
Balance, amount at Dec. 31, 2019	1,355,476		3,074,892		0	(1,515,197)	(204,219)
Balance, shares at Dec. 31, 2020		3,378,760
Balance, amount at Dec. 31, 2020	$ 1,225,779		$ 3,021,912		$ 0	$ (1,688,505)	$ (107,628)

[1]	On June 10, 2019, the Company sold an aggregate of 50,000 common shares to third party investor. The aggregate purchase price was $250,000 from which the issuance cost of $25,003 was deducted.
[2]	On July 26, 2020, the Company issued 5,000 ordinary shares valued at $5.00 per share to the third party in consideration for the services.